Related Party Transactions (Details) - Schedule of Represented Related Party - Related Party [Member] - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Related Party Transactions (Details) - Schedule of Represented Related Party [Line Items]
Amounts due to related parties	$ 237,300	$ 240,309
Wuxi Kaiteng Mold Factory [Member]
Related Party Transactions (Details) - Schedule of Represented Related Party [Line Items]
Amounts due to related parties	202,447	207,780
Jingzhu Ding [Member]
Related Party Transactions (Details) - Schedule of Represented Related Party [Line Items]
Amounts due to related parties	$ 34,853	$ 32,529